Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 6,228,229	$ 19,240,707	$ 21,278,936
Prepaid and other current assets	400,534	495,186	242,481
Total current assets	6,628,763	19,735,893	21,521,417
Non-current assets
Investment in associate	11,242,193	16,767,507	23,022,266
Other financial assets	2,250,018	1,738,137	3,963,791
Property, plant and equipment	2,815,241	3,025,170	3,118,808
Exploration and evaluation	87,762,108	81,070,075	56,702,626
Total non-current assets	104,069,560	102,600,889	86,807,491
Total assets	110,698,323	122,336,782	108,328,908
Current liabilities
Trade and other payables	1,036,702	2,414,485	3,999,582
Convertible notes	6,912,438	1,179,788
Total current liabilities	7,949,140	3,594,273	3,999,582
Non-current liabilities
Convertible note		5,352,544
Total non-current liabilities		5,352,544
Total liabilities	7,949,140	8,946,817	3,999,582
Net assets	102,749,183	113,389,965	104,329,326
Equity
Issued capital	142,986,671	142,986,671	125,713,259
Foreign currency reserves	2,567,347	3,875,305	2,226,051
Share based-payment reserves	8,822,883	8,726,228	7,309,323
Accumulated losses	(59,128,334)	(49,985,023)	(38,500,932)
Equity attributable to the owners of Nova Minerals Limited	95,248,567	105,603,181	96,747,701
Non-controlling interest	7,500,616	7,786,784	7,581,625
Total equity	$ 102,749,183	$ 113,389,965	$ 104,329,326